CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (FY) - USD ($) $ in Thousands		Total	Redeemable Convertible Preferred Stock		Common Stock	Common Stock Redeemable Convertible Preferred Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2021			83,775,000
Beginning balance at Dec. 31, 2021			$ 5,290
Ending balance (in shares) at Dec. 31, 2022			83,775,000
Ending balance at Dec. 31, 2022			$ 5,290
Beginning balance (in shares) at Dec. 31, 2021					180,000,000
Beginning balance at Dec. 31, 2021		$ 13,018			$ 1		$ 0	$ 1,001	$ 0	$ 12,016
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock warrants in connection with debt financing		6,027						6,027
Stock-based compensation expense		1,560						1,560
Unrealized loss on available-for-sale marketable securities		(156)							(156)
Net loss		(31,055)								(31,055)
Ending balance (in shares) at Dec. 31, 2022					180,000,000
Ending balance at Dec. 31, 2022		$ (10,606)			$ 1		0	8,588	(156)	(19,039)
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of convertible promissory notes to Series B-1 redeemable convertible preferred stock (in shares)			12,485,000
Conversion of convertible promissory notes to Series B-1 redeemable convertible preferred stock			$ 5,006
Issuance of Series B redeemable convertible preferred stock (in shares)			75,496,000
Issuance of Series B redeemable convertible preferred stock			$ 410,465
Partial settlement of Series B tranche option			$ 45,531
Conversion of redeemable convertible preferred stock to common stock for secondary offering (in shares)			(17,078,000)
Conversion of redeemable convertible preferred stock to common stock for secondary offering			$ (1,842)
Settlement of notes due from employees			$ 240
Ending balance (in shares) at Dec. 31, 2023		154,678,000	154,678,000
Ending balance at Dec. 31, 2023		$ 464,690	$ 464,690	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		4,337,000			4,337,000
Exercise of stock options		$ 1,669						1,669
Issuance of common stock for business combination (in shares)					2,105,000
Conversion of redeemable convertible preferred stock to common stock for secondary offering (in shares)					17,078,000
Conversion of redeemable convertible preferred stock to common stock for secondary offering		1,842			$ 0			1,842
Issuance of common stock for private placement (in shares)					4,483,000
Issuance of common stock for private placement		14,837						14,837
Repurchase of common stock (in shares)					(4,483,000)
Repurchase of common stock		(32,054)					(32,054)
Issuance of common stock warrants in connection with debt financing		3,959						3,959
Settlement of notes due from employees		132						132
Stock-based compensation expense		17,370						17,370
Unrealized loss on available-for-sale marketable securities		8
Other comprehensive income		8							8
Net loss		(593,748)								(593,748)
Ending balance (in shares) at Dec. 31, 2023					203,520,000
Ending balance at Dec. 31, 2023		(596,591)			$ 1		(32,054)	48,397	(148)	(612,787)
Increase (Decrease) in Temporary Equity [Roll Forward]
Closing settlement of Series B tranche option			$ 69,598
Ending balance (in shares) at Mar. 31, 2024			159,161,000
Ending balance at Mar. 31, 2024			$ 559,288
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)					215,000
Exercise of stock options		45						45
Stock-based compensation expense		10,181						10,181
Other comprehensive income		58							58
Net loss		(129,248)								(129,248)
Ending balance (in shares) at Mar. 31, 2024					203,735,000
Ending balance at Mar. 31, 2024		$ (715,555)			$ 1		(32,054)	58,623	(90)	(742,035)
Beginning balance (in shares) at Dec. 31, 2023		154,678,000	154,678,000
Beginning balance at Dec. 31, 2023		$ 464,690	$ 464,690	[1]
Ending balance (in shares) at Jun. 30, 2024			188,684,000
Ending balance at Jun. 30, 2024			$ 1,722,360
Beginning balance (in shares) at Dec. 31, 2023					203,520,000
Beginning balance at Dec. 31, 2023		(596,591)			$ 1		(32,054)	48,397	(148)	(612,787)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Unrealized loss on available-for-sale marketable securities		85
Net loss		(452,269)
Ending balance (in shares) at Jun. 30, 2024					202,041,000
Ending balance at Jun. 30, 2024		$ (1,043,940)			$ 1		(32,054)	53,232	(63)	(1,065,056)
Beginning balance (in shares) at Dec. 31, 2023		154,678,000	154,678,000
Beginning balance at Dec. 31, 2023		$ 464,690	$ 464,690	[1]
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series B redeemable convertible preferred stock (in shares)			4,483,000
Issuance of Series B redeemable convertible preferred stock			$ 25,000
Closing settlement of Series B tranche option			$ 69,598
Issuance of Series C redeemable convertible preferred stock, net of issuance costs (in shares)			29,523,000
Issuance of Series C redeemable convertible preferred stock, net of issuance costs			$ 1,147,476
Series C redeemable convertible preferred stock accretion to redemption value			73
Paid-in-kind dividend on Series C redeemable convertible preferred stock			$ 15,582
Conversion of redeemable convertible preferred stock to common stock for secondary offering (in shares)			(4,049,000)
Conversion of redeemable convertible preferred stock to common stock for secondary offering			$ (308)
Ending balance (in shares) at Dec. 31, 2024		184,635,000	184,635,000
Ending balance at Dec. 31, 2024		$ 1,722,111	$ 1,722,111	[1]
Beginning balance (in shares) at Dec. 31, 2023					203,520,000
Beginning balance at Dec. 31, 2023		(596,591)			$ 1		(32,054)	48,397	(148)	(612,787)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Series C redeemable convertible preferred stock accretion to redemption value		(73)						(73)
Cash dividend on Series C redeemable convertible preferred stock		(58,662)						(58,662)
Paid-in-kind dividend on Series C redeemable convertible preferred stock		(15,582)						(15,582)
Conversion of convertible notes to common stock (in shares)					24,544,000
Conversion of convertible notes to common stock		$ 1,080,295						1,080,295
Exercise of stock options (in shares)		2,872,000				2,879,000
Exercise of stock options		$ 2,890						2,890
Repurchase of common stock for business combination (in shares)					(2,105,000)
Repurchases of common stock from an employee		(1,470)					(1,470)
Conversion of redeemable convertible preferred stock to common stock for secondary offering (in shares)					4,049,000
Conversion of redeemable convertible preferred stock to common stock for secondary offering		308						308
Stock-based compensation expense		38,587						38,587
Unrealized loss on available-for-sale marketable securities		148
Other comprehensive income		148							148
Net loss		(863,448)								(863,448)
Ending balance (in shares) at Dec. 31, 2024					232,887,000
Ending balance at Dec. 31, 2024		(413,598)			$ 1		(33,524)	1,096,160	0	(1,476,235)
Beginning balance (in shares) at Mar. 31, 2024			159,161,000
Beginning balance at Mar. 31, 2024			$ 559,288
Increase (Decrease) in Temporary Equity [Roll Forward]
Series C redeemable convertible preferred stock accretion to redemption value			$ 14
Ending balance (in shares) at Jun. 30, 2024			188,684,000
Ending balance at Jun. 30, 2024			$ 1,722,360
Beginning balance (in shares) at Mar. 31, 2024					203,735,000
Beginning balance at Mar. 31, 2024		(715,555)			$ 1		(32,054)	58,623	(90)	(742,035)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Series C redeemable convertible preferred stock accretion to redemption value		(14)
Exercise of stock options (in shares)					411,000
Exercise of stock options		597						597
Repurchase of common stock (in shares)					(2,105,000)
Stock-based compensation expense		9,608						9,608
Unrealized loss on available-for-sale marketable securities		27
Other comprehensive income		27							27
Net loss		(323,021)								(323,021)
Ending balance (in shares) at Jun. 30, 2024					202,041,000
Ending balance at Jun. 30, 2024		$ (1,043,940)			$ 1		(32,054)	53,232	(63)	(1,065,056)
Beginning balance (in shares) at Dec. 31, 2024		184,635,000	184,635,000
Beginning balance at Dec. 31, 2024		$ 1,722,111	$ 1,722,111	[1]
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of convertible promissory notes to Series B-1 redeemable convertible preferred stock (in shares)			(184,635,000)
Conversion of convertible promissory notes to Series B-1 redeemable convertible preferred stock			$ 1,722,140
Series C redeemable convertible preferred stock accretion to redemption value			$ 29
Ending balance (in shares) at Mar. 31, 2025			0
Ending balance at Mar. 31, 2025			$ 0
Beginning balance (in shares) at Dec. 31, 2024					232,887,000
Beginning balance at Dec. 31, 2024		(413,598)			$ 1		(33,524)	1,096,160	0	(1,476,235)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Series C redeemable convertible preferred stock accretion to redemption value		(29)						(29)
Cash dividend on Series C redeemable convertible preferred stock		(28,693)						(28,693)
Exercise of stock options (in shares)					1,675,000
Exercise of stock options		2,794						2,794
Conversion of redeemable convertible preferred stock to common stock for secondary offering (in shares)					155,112,000
Conversion of redeemable convertible preferred stock to common stock for secondary offering		558,982			$ 1			558,981
Issuance of common stock for private placement (in shares)					36,590,000
Issuance of common stock for private placement		1,391,515						1,391,515
Stock-based compensation expense		202,670						202,670
Net loss		(314,641)								(314,641)
Ending balance (in shares) at Mar. 31, 2025					435,533,000
Ending balance at Mar. 31, 2025		$ 1,906,123			$ 2		(33,524)	3,730,521	0	(1,790,876)
Beginning balance (in shares) at Dec. 31, 2024		184,635,000	184,635,000
Beginning balance at Dec. 31, 2024		$ 1,722,111	$ 1,722,111	[1]
Ending balance (in shares) at Jun. 30, 2025		0	0
Ending balance at Jun. 30, 2025	[1]		$ 0
Beginning balance (in shares) at Dec. 31, 2024					232,887,000
Beginning balance at Dec. 31, 2024		$ (413,598)			$ 1		(33,524)	1,096,160	0	(1,476,235)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		2,950,000
Unrealized loss on available-for-sale marketable securities		$ 0
Net loss		(605,150)
Ending balance (in shares) at Jun. 30, 2025					458,177,000
Ending balance at Jun. 30, 2025		$ 2,657,647			$ 2		(33,524)	4,772,825	(271)	(2,081,385)
Beginning balance (in shares) at Mar. 31, 2025			0
Beginning balance at Mar. 31, 2025			$ 0
Ending balance (in shares) at Jun. 30, 2025		0	0
Ending balance at Jun. 30, 2025	[1]		$ 0
Beginning balance (in shares) at Mar. 31, 2025					435,533,000
Beginning balance at Mar. 31, 2025		$ 1,906,123			$ 2		(33,524)	3,730,521	0	(1,790,876)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)					1,275,000
Exercise of stock options		1,744						1,744
Issuance of common stock for business combination (in shares)					19,174,000
Issuance of common stock for private placement (in shares)					1,760,000
Issuance of common stock for private placement		67,669						67,669
Stock-based compensation expense		157,003						157,003
Unrealized loss on available-for-sale marketable securities		0
Other comprehensive income		(271)							(271)
Net loss		(290,509)								(290,509)
Ending balance (in shares) at Jun. 30, 2025					458,177,000
Ending balance at Jun. 30, 2025		$ 2,657,647			$ 2		$ (33,524)	$ 4,772,825	$ (271)	$ (2,081,385)

[1]	Refer to Note 14—Related-Party Transactions for further information on related party arrangements.